Forward and Swap Contracts (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) lb	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2020 USD ($)
Derivative [Line Items]
Non-derivative Net Investment Hedge					$ 45,765
Other Assets
Derivative [Line Items]
Derivative Assets		$ 552			124
Derivative Liabilities		0			0
Accrued Liabilities
Derivative [Line Items]
Derivative Assets		0			0
Derivative Liabilities		278			$ 912
Selling, General and Administrative Expenses
Derivative [Line Items]
Gain (Loss) on Foreign Currency Derivatives Recorded in Earnings, Net	$ 798	235	$ (1,357)
Cost of Sales
Derivative [Line Items]
Gain (Loss) on Sale of Commodity Contracts	$ (660)	$ 434	$ 373
Canada, Dollars
Derivative [Line Items]
Notional Amount of Foreign Currency Derivative Purchase Contracts (Deprecated 2013-01-31)				$ 6,000
212230 Copper, Nickel, Lead, and Zinc Mining [Member]
Derivative [Line Items]
Derivative, Nonmonetary Notional Amount, Mass | lb	715,200